Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Composition of Loan Portfolio
The composition of the loan portfolio at December 31, by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2024	2023
Commercial
Commercial	$135,254	$127,676
Lease financing	4,230	4,205
Total commercial	139,484	131,881
Commercial Real Estate
Commercial mortgages	38,619	41,934
Construction and development	10,240	11,521
Total commercial real estate	48,859	53,455
Residential Mortgages
Residential mortgages	112,806	108,605
Home equity loans, first liens	6,007	6,925
Total residential mortgages	118,813	115,530
Credit Card	30,350	28,560
Other Retail
Retail leasing	4,040	4,135
Home equity and second mortgages	13,565	13,056
Revolving credit	3,747	3,668
Installment	14,373	13,889
Automobile	6,601	9,661
Total other retail	42,326	44,409
Total loans	$379,832	$373,835

Activity in Allowance for Credit Losses by Portfolio Class
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans
Balance at December 31, 2023	$2,119	$1,620	$827	$2,403	$870	$7,839
Add
Provision for credit losses	608	53	(53)	1,464	166	2,238
Deduct
Loans charged-off	652	229	13	1,406	313	2,613
Less recoveries of loans charged-off	(100)	(64)	(22)	(179)	(96)	(461)
Net loan charge-offs (recoveries)	552	165	(9)	1,227	217	2,152
Balance at December 31, 2024	$2,175	$1,508	$783	$2,640	$819	$7,925
Balance at December 31, 2022	$2,163	$1,325	$926	$2,020	$970	$7,404
Add
Change in accounting principle(a)	—	—	(31)	(27)	(4)	(62)
Allowance for acquired credit losses(b)	—	127	—	—	—	127
Provision for credit losses	270	431	41	1,259	274	2,275
Deduct
Loans charged-off	389	281	129	1,014	478	2,291
Less recoveries of loans charged-off	(75)	(18)	(20)	(165)	(108)	(386)
Net loan charge-offs (recoveries)	314	263	109	849	370	1,905
Balance at December 31, 2023	$2,119	$1,620	$827	$2,403	$870	$7,839
Balance at December 31, 2021	$1,849	$1,123	$565	$1,673	$945	$6,155
Add
Allowance for acquired credit losses(b)	163	87	36	45	5	336
Provision for credit losses(c)	378	152	302	826	319	1,977
Deduct
Loans charged-off(d)	319	54	13	696	418	1,500
Less recoveries of loans charged-off	(92)	(17)	(36)	(172)	(120)	(437)
Net loan charge-offs (recoveries)	227	37	(23)	524	298	1,063
Other Changes	—	—	—	—	(1)	(1)
Balance at December 31, 2022	$2,163	$1,325	$926	$2,020	$970	$7,404
(a)Effective January 1, 2023, the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings.
(b)Represents allowance for credit deteriorated and charged-off loans acquired from MUB.
(c)Includes $662 million of provision for credit losses related to the acquisition of MUB.
(d)Includes $179 million of total charge-offs primarily on loans previously charged-off by MUB, which were written up upon acquisition to unpaid principal balance as required by purchase accounting.
Credit Quality Indicators
The following table provides a summary of loans charged-off by portfolio class and year of origination for the years ended December 31:

(Dollars in Millions)	Commercial	Commercial Real Estate(a)	Residential Mortgages(b)	Credit Card(c)	Other Retail(d)	Total Loans
2024
Originated in 2024	$30	$117	$—	$—	$13	$160
Originated in 2023	84	51	—	—	47	182
Originated in 2022	178	55	3	—	52	288
Originated in 2021	32	1	—	—	40	73
Originated in 2020	12	1	—	—	21	34
Originated prior to 2020	41	4	10	—	35	90
Revolving	275	—	—	1,406	105	1,786
Total charge-offs	$652	$229	$13	$1,406	$313	$2,613
2023
Originated in 2023	$48	$63	$—	$—	$57	$168
Originated in 2022	63	88	1	—	130	282
Originated in 2021	30	69	6	—	83	188
Originated in 2020	17	2	8	—	38	65
Originated in 2019	15	3	16	—	31	65
Originated prior to 2019	53	56	98	—	31	238
Revolving	163	—	—	1,014	80	1,257
Revolving converted to term	—	—	—	—	28	28
Total charge-offs	$389	$281	$129	$1,014	$478	$2,291
Note: Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended. Predominantly all current year and near term loan origination years for gross charge-offs relate to existing loans that have had recent maturity date, pricing or commitment amount amendments.
(a)Includes $91 million of 2023 charge-offs related to uncollectible amounts on acquired loans.
(b)Includes $117 million of 2023 charge-offs related to balance sheet repositioning and capital management actions.
(c)Predominantly all credit card loans are considered revolving loans. Includes an immaterial amount of charge-offs related to revolving converted to term loans.
(d)Includes $192 million of 2023 charge-offs related to balance sheet repositioning and capital management actions.
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

	December 31, 2024					December 31, 2023
		Criticized					Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total	Pass	Special Mention	Classified(a)	Total Criticized	Total
Commercial
Originated in 2024	$57,578	$503	$1,034	$1,537	$59,115	$—	$—	$—	$—	$—
Originated in 2023	19,128	173	564	737	19,865	43,023	827	856	1,683	44,706
Originated in 2022	19,718	231	370	601	20,319	40,076	274	632	906	40,982
Originated in 2021	4,677	60	92	152	4,829	9,219	117	154	271	9,490
Originated in 2020	2,737	68	68	136	2,873	3,169	92	71	163	3,332
Originated prior to 2020	4,075	8	75	83	4,158	5,303	30	209	239	5,542
Revolving(b)	27,344	169	812	981	28,325	26,213	362	1,254	1,616	27,829
Total commercial	135,257	1,212	3,015	4,227	139,484	127,003	1,702	3,176	4,878	131,881
Commercial real estate
Originated in 2024	9,652	261	1,772	2,033	11,685	—	—	—	—	—
Originated in 2023	5,213	42	760	802	6,015	8,848	465	2,206	2,671	11,519
Originated in 2022	9,047	661	913	1,574	10,621	11,831	382	1,141	1,523	13,354
Originated in 2021	6,515	100	196	296	6,811	9,235	500	385	885	10,120
Originated in 2020	2,954	29	137	166	3,120	3,797	51	87	138	3,935
Originated prior to 2020	7,868	119	471	590	8,458	10,759	458	619	1,077	11,836
Revolving	2,078	—	68	68	2,146	2,613	6	70	76	2,689
Revolving converted to term	3	—	—	—	3	2	—	—	—	2
Total commercial real estate	43,330	1,212	4,317	5,529	48,859	47,085	1,862	4,508	6,370	53,455
Residential mortgages(c)
Originated in 2024	10,291	—	—	—	10,291	—	—	—	—	—
Originated in 2023	8,764	—	11	11	8,775	9,734	—	5	5	9,739
Originated in 2022	28,484	—	43	43	28,527	29,146	—	17	17	29,163
Originated in 2021	34,694	—	35	35	34,729	36,365	—	16	16	36,381
Originated in 2020	13,748	—	16	16	13,764	14,773	—	9	9	14,782
Originated prior to 2020	22,463	—	264	264	22,727	25,202	—	262	262	25,464
Revolving	—	—	—	—	—	1	—	—	—	1
Total residential mortgages	118,444	—	369	369	118,813	115,221	—	309	309	115,530
Credit card(d)	29,915	—	435	435	30,350	28,185	—	375	375	28,560
Other retail
Originated in 2024	7,398	—	3	3	7,401	—	—	—	—	—
Originated in 2023	3,966	—	9	9	3,975	5,184	—	4	4	5,188
Originated in 2022	4,085	—	11	11	4,096	5,607	—	12	12	5,619
Originated in 2021	6,537	—	14	14	6,551	10,398	—	15	15	10,413
Originated in 2020	2,715	—	6	6	2,721	4,541	—	9	9	4,550
Originated prior to 2020	2,828	—	15	15	2,843	4,008	—	20	20	4,028
Revolving	13,846	—	120	120	13,966	13,720	—	104	104	13,824
Revolving converted to term	731	—	42	42	773	735	—	52	52	787
Total other retail	42,106	—	220	220	42,326	44,193	—	216	216	44,409
Total loans	$369,052	$2,424	$8,356	$10,780	$379,832	$361,687	$3,564	$8,584	$12,148	$373,835
Total outstanding commitments	$778,155	$3,875	$10,441	$14,316	$792,471	$762,869	$5,053	$10,470	$15,523	$778,392
Note: Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended. Predominantly all current year and nearer term loan origination years for criticized loans relate to existing loans that have had recent maturity date, pricing or commitment amount amendments.
(a)Classified rating on consumer loans primarily based on delinquency status.
(b)Includes an immaterial amount of revolving converted to term loans.
(c)At December 31, 2024, $2.3 billion of GNMA loans 90 days or more past due and $1.4 billion of modified GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $2.0 billion and $1.2 billion at December 31, 2023, respectively.
(d)Predominately all credit card loans are considered revolving loans. Includes an immaterial amount of revolving converted to term loans.
Loans by Portfolio Class, Including Delinquency Status
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming(b)	Total
December 31, 2024
Commercial	$138,362	$356	$96	$670	$139,484
Commercial real estate	47,948	78	9	824	48,859
Residential mortgages(a)	118,267	188	206	152	118,813
Credit card	29,487	428	435	—	30,350
Other retail	41,886	229	64	147	42,326
Total loans	$375,950	$1,279	$810	$1,793	$379,832
December 31, 2023
Commercial	$130,925	$464	$116	$376	$131,881
Commercial real estate	52,619	55	4	777	53,455
Residential mortgages(a)	115,067	169	136	158	115,530
Credit card	27,779	406	375	—	28,560
Other retail	43,926	278	67	138	44,409
Total loans	$370,316	$1,372	$698	$1,449	$373,835
(a)At December 31, 2024, $660 million of loans 30–89 days past due and $2.3 billion of loans 90 days or more past due purchased and that could be purchased from GNMA mortgage pools under delinquent loan repurchase options whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $595 million and $2.0 billion at December 31, 2023, respectively.
(b)Substantially all nonperforming loans at December 31, 2024 and 2023, had an associated allowance for credit losses. The Company recognized interest income on nonperforming loans of $29 million and $22 million for the years ended December 31, 2024 and 2023, respectively, compared to what would have been recognized at the original contractual terms of the loans of $66 million and $49 million, respectively.
Loans Modified	The following table provides a summary of period-end balances of loans modified during the periods presented, by portfolio class and modification granted:

Year Ended December 31 (Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)	Total Modifications	Percent of Class Total
2024
Commercial	$77	$2	$526	$—	$605.4%
Commercial real estate	43	—	1,107	70	1,220	2.5
Residential mortgages(b)	—	79	17	23	119.1
Credit card	414	11	—	—	425	1.4
Other retail	7	3	125	4	139.3
Total loans, excluding loans purchased from GNMA mortgage pools	541	95	1,775	97	2,508.7
Loans purchased from GNMA mortgage pools(b)	1	1,215	292	407	1,915	1.6
Total loans	$542	$1,310	$2,067	$504	$4,423	1.2%
2023
Commercial	$46	$—	$286	$33	$365.3%
Commercial real estate	—	—	645	72	717	1.3
Residential mortgages(b)	—	234	26	20	280.2
Credit card	349	1	—	—	350	1.2
Other retail	7	21	144	3	175.4
Total loans, excluding loans purchased from GNMA mortgage pools	402	256	1,101	128	1,887.5
Loans purchased from GNMA mortgage pools(b)	—	1,263	255	321	1,839	1.6
Total loans	$402	$1,519	$1,356	$449	$3,726	1.0%
(a)Includes $310 million of total loans receiving a payment delay and term extension, $155 million of total loans receiving an interest rate reduction and term extension and $39 million of total loans receiving an interest rate reduction, payment delay and term extension for the year ended December 31, 2024, compared with $329 million, $112 million and $8 million for the year ended December 31, 2023, respectively.
(b)Percent of class total amounts expressed as a percent of total residential mortgage loan balances.
The following table summarizes the effects of loan modifications made to borrowers on loans modified:

Year Ended December 31	Weighted-Average Interest Rate Reduction	Weighted-Average Months of Term Extension
2024
Commercial(a)	20.3%	11
Commercial real estate	3.2	13
Residential mortgages	1.1	90
Credit card	16.4	—
Other retail	7.7	5
Loans purchased from GNMA mortgage pools	.6	110
2023
Commercial(a)	13.0	12
Commercial real estate	3.5	11
Residential mortgages	1.2	98
Credit card	15.4	—
Other retail	7.9	4
Loans purchased from GNMA mortgage pools	.6	103
Note: The weighted-average payment deferral for all portfolio classes was less than $1 million for the years ended December 31, 2024 and 2023. Forbearance payments are required to be paid at the end of the original term loan.
(a)The weighted-average interest rate reduction was primarily driven by commercial cards.
The following table provides a summary of loan balances as of December 31, which were modified during the prior twelve months, by portfolio class and delinquency status:

(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Total
2024
Commercial	$395	$26	$167	$588
Commercial real estate	875	26	319	1,220
Residential mortgages(a)	1,469	4	6	1,479
Credit card	302	73	39	414
Other retail	112	19	6	137
Total loans	$3,153	$148	$537	$3,838
2023
Commercial	$255	$12	$98	$365
Commercial real estate	524	—	193	717
Residential mortgages(a)	1,385	24	16	1,425
Credit card	251	67	32	350
Other retail	133	21	8	162
Total loans	$2,548	$124	$347	$3,019
(a)At December 31, 2024, $442 million of loans 30-89 days past due and $324 million of loans 90 days or more past due purchased and that could be purchased from GNMA mortgage pools under delinquent loan repurchase options whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $372 million and $175 million at December 31, 2023, respectively.

Loans Modified During the year that Defaulted
The following table provides a summary of loans that defaulted (fully or partially charged-off or became 90 days or more past due) that were modified within twelve months prior to default.

Year Ended December 31 (Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)
2024
Commercial	$30	$—	$45	$—
Commercial real estate	43	—	137	—
Residential mortgages	—	3	—	3
Credit card	128	—	—	—
Other retail	2	—	20	—
Total loans, excluding loans purchased from GNMA mortgage pools	203	3	202	3
Loans purchased from GNMA mortgage pools	1	168	78	89
Total loans	$204	$171	$280	$92
(a)Includes $81 million of total loans receiving a payment delay and term extension, $8 million of total loans receiving an interest rate reduction and term extension and $3 million of total loans receiving an interest rate reduction, payment delay and term extension.
Loans Modified as Troubled Debt Restructurings that Defaulted
The following table provides a summary of loans that defaulted (fully or partially charged-off or became 90 days or more past due) that were modified on or after January 1, 2023, the date the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings, through December 31, 2023:

Year Ended December 31 (Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)
2023
Commercial	$7	$—	$—	$—
Commercial real estate	—	—	1	—
Residential mortgages	—	8	2	1
Credit card	35	—	—	—
Other retail	1	1	11	—
Total loans, excluding loans purchased from GNMA mortgage pools	43	9	14	1
Loans purchased from GNMA mortgage pools	—	67	30	37
Total loans	$43	$76	$44	$38
(a)Represents loans receiving a payment delay and term extension.